Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based compensation

Note 13 – Share-based compensation

In order to attract and retain talents, the Company adopted a share incentive plan in April 2020, which was amended and restated on July 9, 2021 (the “2020 Plan”). The maximum aggregate number of shares that may be issued pursuant to all awards under the 2020 Plan shall be 349,427 (10,482,827 before Reverse Stock Split) Class A ordinary shares. The Company also adopted the 2021 Share Incentive Plan (the “2021 Plan”), under which the maximum aggregate number of shares that may be issued pursuant to all awards shall be 333,333 (10,000,000 before Reverse Stock Split) Class A ordinary shares. The Company did not grant any award under the 2021 plan.

The Company granted 172,333 and 61,200 (5,170,000 and 1,836,000 before the Reverse Stock Split) restricted share awards (“RSAs”) in 2022 and 2021, respectively, under the 2020 Plan. The RSAs vest over four years with 25% vested at each anniversary. The vesting of these RSAs is further subject to performance conditions whereby a 50% or 100% of the RSAs to be vested in a given year will be forfeited based on the result of an annual performance review of the grantee in accordance with predetermined performance targets. The unvested portion of the RSAs will also be forfeited upon the termination of employment or service during the vesting period. The Company estimates the annual performance review result for each grantee and recognizes the related compensation expenses. The amount of compensation expense recorded for the year ended December 31, 2022, 2021 and 2020 was $3,903,970, $707,000 and nil, respectively. Unvested compensation expense as of December 31, 2022 and 2021 was $3,036,689 and $3,365,320, respectively.

The following table summarized the Company’s RSAs activity under the 2020 Plan:

		Weighted average
	Number of RSAs*	grant date fair value*
Unvested, January 1, 2021	-	-
Granted	61,200	75.60
Vested	-	-
Forfeited	(7,333)	75.60
Unvested, December 31, 2021	53,867	75.60
Granted	172,333	31.06
Vested	(60,534)	37.67
Forfeited	(32,600)	54.55
Unvested, December 31, 2022	133,066	40.34

*	Retrospectively adjusted for the effect of the Reverse Stock Split on November 20, 2022. See Note 12.